Fixed Assets (Details)	12 Months Ended
Jun. 30, 2017
Land [Member]
Estimated useful life of the asset	0 years
Buildings [Member]
Estimated useful life of the asset	15 years
Office Equipment [Member]
Estimated useful life of the asset	7 years